Meritage Growth Equity Fund

Institutional Shares – MPGIX

Investor Shares – MPGEX

Meritage Value Equity Fund

Institutional Shares – MVEBX

Investor Shares – MPVEX

Meritage Yield-Focus Equity Fund

Institutional Shares – MPYIX

Investor Shares – MPYEX

Each a series of Capitol Series Trust

SUPPLEMENT DATED SEPTEMBER 24, 2014, TO THE PROSPECTUS OF THE
MERITAGE GROWTH EQUITY FUND, MERITAGE VALUE EQUITY FUND AND
MERITAGE YIELD-FOCUS EQUITY FUND DATED DECEMBER 19, 2013

PLEASE REPLACE THE FIRST PARAGRAPH IN THE SUB-SECTION TITLED “TAXES” ON PAGE 28 OF THE PROSPECTUS WITH THE FOLLOWING:

Taxes

Net investment income distributed by a Fund generally will consist of interest income, if any, and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income, except as described below. Please see the table below for additional information. Dividends normally will be distributed by a Fund on an annual basis, except for the Meritage Yield-Focus Equity Fund which will normally distribute dividends on a quarterly basis.

PLEASE REPLACE THE FOLLOWING DISCLOSURE FOR MR. JOHN M. WALLIS, CFA, IN THE SUB-SECTION TITLED “PORTFOLIO MANAGERS” ON PAGES 31 THROUGH 33 OF THE PROSPECTUS WITH THE FOLLOWING:

John M. Wallis, CFA has served as the Adviser’s Director of Qualitative Research since July 2012. Prior to July 2012, he served as Director, Strategy, Financial Planning and Analysis of KCP&L from October 2010 through May 2012. He served as Director, Business Planning of KCP&L from May 2007 to October 2010. Mr. Wallis supports Mr. Mitchell through his oversight of the qualitative analytical process utilized in the Fund’s security selection process. Mr. Wallis received his Bachelor of Science, Justice Studies from Arizona State University in 1985 and received his Master of Business Administration from Avila College in 1990.

SUPPLEMENT DATED SEPTEMBER 24, 2014, TO THE STATEMENT OF
ADDITIONAL INFORMATION OF THE MERITAGE GROWTH EQUITY FUND,
MERITAGE VALUE EQUITY FUND AND MERITAGE YIELD-FOCUS EQUITY FUND
DATED DECEMBER 19, 2013, AS AMENDED

PLEASE REPLACE THE OFFICERS’ TABLE IN THE SECTION TITLED “TRUSTEES AND OFFICERS” ON PAGES 14 AND 15 OF THE STATEMENT OF ADDITIONAL INFORMATION WITH THE FOLLOWING:

Officers. The following table provides information regarding the Officers.

Name, Address, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Matthew J. Miller Age: 37 CHIEF EXECUTIVE OFFICER AND PRESIDENT Began Serving: September 2013

Principal Occupation(s): Vice President, Relationship Management, Huntington Asset Services, Inc. (2008 to present).

Previous Position(s): Vice President, Transfer Agency Operations, Huntington Asset Services, Inc. (2002 to 2008); Employed in various positions with Huntington Asset Services, Inc. (July 1998 to 2002).

Zachary P. Richmond Age: 34 TREASURER AND CHIEF FINANCIAL OFFICER Began Serving: August 2014

Principal Occupation(s): Assistant Vice President, Fund Administration, Huntington Asset Services, Inc. (January 2011 to present); Treasurer and Chief Financial Officer, Unified Series Trust (August 2014 to present).

Previous Position(s): Assistant Treasurer, Unified Series Trust (2011 to August 2014); Supervisor, Citi Fund Services Ohio, Inc. (2007 to 2011).

John C. Swhear Age: 52 CHIEF COMPLIANCE OFFICER AND ANTI-MONEY LAUNDERING OFFICER Began Serving: September 2013

Principal Occupation(s): Vice President of Legal Administration and Compliance, Huntington Asset Services, Inc. (April 2007 to present); Chief Compliance Officer of Unified Financial Securities, Inc. (the “Distributor”) (May 2007 to present); Interim President of the Unified Series Trust (March 2012 to present).

Previous Position(s): Secretary, The Huntington Funds (April 2010 to February 2012); President and Chief Executive Officer of Dreman Contrarian Funds (March 2010 to March 2011); Vice President and Acting Chief Executive Officer (2007 to March 2010), Transfer Agency Operations, Huntington Asset Services, Inc. (2002 to 2008).

Stacey Havens Age: 48 VICE PRESIDENT Began Serving: September 2013	Principal Occupation(s): Vice President, Huntington Asset Services, Inc. (July 1993 to present).

Jay S. Fitton Age: 44 SECRETARY Began Serving: September 2013

Principal Occupation(s): Vice President of Legal Administration, Huntington Asset Services, Inc. (November 2011 to present); Secretary, The Huntington Funds (February 2012 to present); Secretary, Huntington Strategy Shares (October 2012 to present).

Previous Position(s): Vice President and Senior Counsel, J.P. Morgan Chase (April 2007 to November 2011).

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